DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
NOTE 14:-	DISCONTINUED OPERATIONS

During 2020, the Company’s research and development team in Israel developed a nasal powder that creates a hostile microenvironment in the nose where many airborne viruses can’t survive, which was marketed as Taffix (“Taffix”). At the end of 2021, the Company started the wind-down of Taffix by selling of all the manufacturing equipment, ceasing marketing efforts, seeking alternatives, fulling final orders but not accepting new orders, disposing inventory and terminating engagements with employee contractors and manufacturers. As of December 2022, the Company is no longer engaged in the development, production, marketing or sales of Taffix.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share and per share amounts)

In accordance with applicable accounting guidance, the results of Taffix are presented as net income (loss) from discontinued operations in the consolidated statements of operations. Further, the Company reclassified the liabilities of Taffix to current liabilities related to discontinued operations on the consolidated balance sheets as of December 31, 2025 and 2024. The consolidated statements of cash flows are presented on a consolidated basis for both continuing operations and discontinued operations.

The following table presents key components of “Net income (loss) from discontinued operations”:

	Year ended December 31,
	2025	2024	2023

General and administrative expense	-	(4)	(44)
Other income (expense), net	(51)	24	(2)
Net income (loss) from discontinued operations	$(51)	$20	$(46)

The following table presents liabilities that are classified as discontinued operations on the consolidated balance sheets:

	December 31, 2025	December 31, 2024
Liabilities
Current Liabilities:
Accounts payable	$161	$142
Accrued expense and other current liabilities	35	92
Advances from customers	287	255

Current liabilities related to discontinued operations	$483	$489